Additional disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 9,653	€ (7,708)	€ 8,116
OTHER RECOGNISED INCOME AND EXPENSE	(220)	(9,794)	267
Items that may be reclassified subsequently to profit or loss	(974)	(8,776)	1,618
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(3,250)	(100)	2,414
Revaluation gains (losses)	(3,063)	692	2,588
Amounts transferred to income statement	(545)	(1,165)	(792)
Other reclassifications	358	373	618
Cash flow hedges (effective portion)	(938)	(53)	8
Revaluation gains (losses)	(1,739)	799	(1,104)
Amounts transferred to income statement	801	(852)	1,112
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	(1,159)	2,340	(1,151)
Exchange differences	3,082	(11,040)	1,232
Non-current assets held for sale	0	0	0
Income tax	1,272	228	(870)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	754	(1,018)	(1,351)
Actuarial gains and losses on defined benefit pension plans	1,567	(25)	(1,677)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(1)	(4)	1
Income tax relating to items that will not be reclassified	(542)	(103)	510
Total recognised income and expenses for the year	9,433	(17,502)	8,383
Banco Santander, S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	3,932	(3,557)	3,530
OTHER RECOGNISED INCOME AND EXPENSE	(662)	(1,221)	119
Items that may be reclassified subsequently to profit or loss	(265)	(363)	421
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(524)	(316)	723
Revaluation gains (losses)	(243)	244	697
Amounts transferred to income statement	(281)	(560)	(592)
Other reclassifications	0	0	618
Cash flow hedges (effective portion)	146	(206)	(117)
Revaluation gains (losses)	153	(239)	(205)
Amounts transferred to income statement	(7)	33	88
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	0	0	0
Non-current assets held for sale	0	0	0
Income tax	113	159	(185)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(397)	(858)	(302)
Actuarial gains and losses on defined benefit pension plans	29	(77)	(327)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(347)	(796)	(135)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	117	4	44
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(117)	(4)	(44)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(93)	4	2
Income tax relating to items that will not be reclassified	14	11	158
Total recognised income and expenses for the year	€ 3,270	€ (4,778)	€ 3,649